RELATED PARTY TRANSACTIONS - Summary of Leasing Revenues Earned From Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Direct financing lease service revenue	$ 0	$ 0	$ 1,746
Related Party | Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	54,600	54,600	52,300
Profit share	6,400	0	3,000
Related Party | Frontline Shipping
Related Party Transaction [Line Items]
Direct financing lease interest income	0	0	400
Direct financing lease service revenue	0	0	1,700
Direct financing lease repayments	0	0	1,800
Related Party | Seadrill
Related Party Transaction [Line Items]
Operating lease income	0	0	17,800
Related Party | Northern Ocean:
Related Party Transaction [Line Items]
Operating lease income	$ 900	$ 0	$ 0